Item 1. Report to Shareholders

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
                                                                       Certified
                                                                       Annual
                                                                       Report


This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

INTERNATIONAL STOCK FUND

As of 10/31/03

                                                    Lipper
                                             International
                               MSCI EAFE             Funds
                                   Index           Average             ISF-Line

10/31/93                          10,000            10,000               10,000

10/31/94                          11,038            11,037               11,203

10/31/95                          11,031            11,164               11,246

10/31/96                          12,222            12,524               12,918

10/31/97                          12,823            13,977               13,940

10/31/98                          14,099            14,654               14,982

10/31/99                          17,394            18,281               18,078

10/31/00                          16,931            18,692               18,490

10/31/01                          12,753            14,143               13,282

10/31/02                          11,104            12,492               11,397

10/31/03                          14,165            15,554               13,870

Note: Performance for the Advisor Class and R Class will vary due to the differing fee structure. See returns table below.


Average Annual Compound Total Return

Periods                                            Since            Inception
Ended 10/31/03    1 Year     5 Years    10 Years   Inception        Date

International
Stock Fund               21.69%     -1.53%        3.33%       --          --

MSCI EAFE Index          27.57       0.09         3.54

Lipper
International
Funds Average            24.51       0.91         4.19

International
Stock Fund-
Advisor Class            21.49        --          --       -12.04%     3/31/00

MSCI EAFE Index          27.57        --          --        -8.67

Lipper
International
Funds Average            24.51        --          --       -10.10

International
Stock Fund-R
Class                    21.10        --          --         27.11     9/30/02

MSCI EAFE Index          27.57        --          --         31.36

Lipper
International
Funds Average           24.51         --          --         27.84

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased that international stocks soared and the fund posted a powerful return of 21.69% during the 12 months ended October 31, 2003, although performance lagged the MSCI EAFE Index and Lipper International Funds Average due to the fund's emphasis on growth stocks. International value stocks significantly outperformed growth stocks from the end of 2002 through the first six months of 2003. Recently, however, there have been indications that growth stocks are beginning to narrow the gap.

As you know, the fund seeks to provide long-term growth of capital by investing primarily in established companies outside the U.S. The fund is diversified broadly among developed and some emerging markets. It focuses primarily on larger-cap and, to a lesser extent, on medium-cap growth stocks.

Major International Index Returns
--------------------------------------------------------------------------------
Periods Ended 10/31/03                                          12-Month Return

MSCI EMF Latin America Index                                              59.75%

MSCI EAFE Index                                                           27.57

MSCI Europe Index                                                         24.71

MSCI Japan Index                                                          33.18

MSCI Pacific Ex-Japan Index                                               37.19

S&P 500 Index                                                             20.80

The Major International Index Returns table shows how various international markets performed over the fund's fiscal year. As you can see, Latin American and other emerging markets outpaced the developed markets of Europe and Japan over the 12-month period, and all international stocks surpassed U.S. shares measured by the S&P 500 Index.

Top 5 Sectors
--------------------------------------------------------------------------------
                                                  Percent of         Percent of
                                                  Net Assets         Net Assets
                                                  10/31/02           10/31/03

Financials                                            20.3%                22.9%

Consumer Discretionary                                17.5                 17.7

Telecommunication Services                             8.8                 10.2

Health Care                                           12.4                  9.6

Consumer Staples                                       9.0                  8.5

The Top 5 Sectors table reflects the portfolio's allocation to various sectors during the same period. We reduced our exposure to health care stocks and slightly increased our allocation of financial and telecommunication services holdings where we see opportunities in the months ahead. The Geographic Diversification table shows the fund's geographic profile as of October 31, 2003. In accordance with the fund's strategy of investing in established larger-cap companies, our highest regional exposure was to European markets and Japan, where most of these companies are located. The portfolio normally invests only a small portion of its assets in Latin America and Asian markets outside Japan. Please see the Statement of Net Assets section following this letter for a breakdown by individual country.

[Graphic Omitted]

Geographic Diversification
--------------------------------------------------------------------------------
Europe                     66%

Japan                      19%

Pacific Rim                 9%

Latin America               2%

Other and Reserves          4%

Based on net assets as of 10/31/03.

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No
T. Rowe Price executives or portfolio managers or investment personnel of the
T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

Thank you for your continued support.

Respectfully,



James S. Riepe
Chairman

November 21, 2003

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

International Stock class

                          Year
                         Ended
                      10/31/03    10/31/02    10/31/01    10/31/00    10/31/99

NET ASSET VALUE

Beginning of
period               $    8.87   $   10.65   $   16.11   $   16.70   $   14.39

Investment activities

  Net investment
  income (loss)           0.14        0.11        0.29        0.10        0.17

  Net realized and
  unrealized gain
  (loss)                  1.76       (1.56)      (4.48)       0.35        2.71

  Total from
  investment
  activities              1.90       (1.45)      (4.19)       0.45        2.88

Distributions

  Net investment
  income                 (0.11)      (0.30)      (0.09)      (0.13)      (0.22)

  Net realized
  gain                    --         (0.03)      (1.18)      (0.91)      (0.35)

  Total
  distributions          (0.11)      (0.33)      (1.27)      (1.04)      (0.57)

NET ASSET VALUE

End of period        $   10.66   $    8.87   $   10.65   $   16.11   $   16.70
                     -----------------------------------------------------------

Ratios/Supplemental Data

Total return^            21.69%     (14.19)%    (28.17)%      2.28%      20.67%

Ratio of total
expenses to
average net
assets                    0.95%       0.92%       0.90%       0.84%       0.85%

Ratio of net
investment
income (loss)
to average
net assets                1.39%       0.96%       2.14%       0.55%       1.05%

Portfolio
turnover rate             25.2%       21.6%       17.4%       38.2%       17.6%

Net assets,
end of period
(in millions)        $   4,874   $   4,773   $   6,370   $  10,458   $  10,615

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

Advisor Class

                           Year                                         3/31/00
                          Ended                                         Through
                       10/31/03        10/31/02        10/31/01        10/31/00

NET ASSET VALUE

Beginning of
period              $      8.86     $     10.66     $     16.12     $     19.12


Investment activities

  Net investment
  income (loss)            0.12            0.10            0.29            0.02

  Net realized and
  unrealized gain
  (loss)                   1.76           (1.57)          (4.46)          (3.02)

Total from investment
activities                 1.88           (1.47)          (4.17)          (3.00)

Distributions

  Net investment
  income                  (0.11)          (0.30)          (0.11)           --

  Net realized
  gain                     --             (0.03)          (1.18)           --

  Total
  distributions           (0.11)          (0.33)          (1.29)           --

NET ASSET VALUE

End of period       $     10.63     $      8.86     $     10.66     $     16.12
                    ------------------------------------------------------------

Ratios/Supplemental Data

Total
return^                   21.49%         (14.37)%        (28.06)%       (15.69)%

Ratio of total
expenses to
average net
assets                     1.11%           1.15%           1.05%          0.83%!

Ratio of net
investment income
(loss) to average
net assets                 1.28%           0.82%           2.26%          0.63%!

Portfolio
turnover rate              25.2%           21.6%           17.4%           38.2%

Net assets,
end of period
(in thousands)      $    18,309     $    10,207     $     6,938     $     1,500

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

R Class

                                                      Year              9/30/02
                                                     Ended              Through
                                                  10/31/03             10/31/02

NET ASSET VALUE

Beginning of period                        $          8.88      $          8.29

Investment activities

  Net investment income (loss)                        0.13*                --

  Net realized and unrealized gain (loss)             1.72                 0.59

  Total from investment activities                    1.85                 0.59

Distributions

  Net investment income                              (0.11)                --

NET ASSET VALUE

End of period                              $         10.62      $          8.88
                                           -------------------------------------

Ratios/Supplemental Data

Total return^                                        21.10%*              7.12%

Ratio of total expenses to
average net assets                                    1.40%*              1.22%!

Ratio of net investment
income (loss) to average
net assets                                            0.82%*            (0.21)%!

Portfolio turnover rate                               25.2%               21.6%

Net assets, end of period
(in thousands)                             $           216      $          107

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 1.40% contractual expense limitation in effect through 2/28/04.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       October 31, 2003

Statement of Net Assets ss.                             Shares            Value
--------------------------------------------------------------------------------
                                                                   In thousands

AUSTRALIA  1.2%

Common Stocks  0.6%

BHP Billiton                                     2,111,744      $        17,526

Coles Myer                                       1,873,000               10,306

                                                                         27,832

Preferred Stocks  0.6%

News Corporation                                 4,192,672               30,789

                                                                         30,789

Total Australia (Cost $45,064)                                           58,621

BELGIUM  0.8%

Common Stocks  0.8%

Dexia                                            1,250,220               19,669

Fortis                                             266,312                4,743

Fortis (Unified shares)                            458,037                8,131

UCB                                                163,043                5,136

Total Belgium (Cost $19,132)                                             37,679

BRAZIL  0.6%

Common Stocks  0.6%

Grupo Pao de Acucar ADR (USD)                      221,400                4,457

Petrobras ADR (USD)                              1,198,031               26,069

Total Brazil (Cost $25,489)                                              30,526

CANADA  0.3%

Common Stocks  0.3%

Alcan Aluminum                                     175,240                6,988

Royal Bank of Canada                               138,840                6,682

Total Canada (Cost $4,715)                                               13,670

DENMARK  0.6%

Common Stocks  0.6%

Novo Nordisk                                       761,794               27,368

Total Denmark (Cost $23,660)                                             27,368

FINLAND  1.4%

Common Stocks  1.4%

Nokia                                            3,996,463      $        67,792

Total Finland (Cost $5,518)                                              67,792

FRANCE  14.6%

Common Stocks  14.6%

Aventis                                            793,211               41,950

AXA                                              1,555,976               29,447

BNP Paribas                                      1,540,616               80,851

Compagnie de Saint-Gobain                          649,708               27,375

Credit Agricole                                  1,180,290               25,037

Credit Agricole, Rights 11/7/03 *                1,180,290                  274

France Telecom *                                 1,743,100               42,136

Groupe Danone                                       44,190                6,660

Hermes                                             201,313               34,616

L'Oreal                                            344,055               25,406

Lafarge                                             62,187                4,448

LVMH                                               530,194               36,596

Pinault Printemps Redoute                          101,355               10,314

Renault                                            110,284                7,286

Sanofi-Synthelabo                                  963,715               59,583

Schneider Electric                                 524,948               30,688

Societe Generale                                   161,059               11,949

Societe Television Francaise 1                   1,383,755               41,450

Sodexho Alliance                                   932,299               24,355

STMicroelectronics                                 689,370               18,329

Thomson                                            650,100               13,677

Total, Series B                                    872,964              135,512

Vivendi Universal *                                394,476                8,276

Total France (Cost $484,772)                                            716,215

GERMANY  2.4%

Common Stocks  2.4%

Allianz                                            137,527               14,725

Bayer                                              265,342                6,368

Bayerische Hypo-und Vereinsbank                    442,289      $         9,731

Celesio                                            394,473               16,488

Deutsche Bank                                      412,350               27,165

E.On                                               192,124                9,699

Hypo Real Estate (Spin Off Shares) *               110,572                1,926

Rhoen-Klinikum                                     193,854                9,791

SAP                                                 89,010               12,933

Siemens                                            130,647                8,798

Total Germany (Cost $90,638)                                            117,624

HONG KONG  2.0%

Common Stocks  2.0%

BOC Hong Kong                                    7,174,500               12,422

Cheung Kong Holdings                             1,790,000               14,920

China Mobile (Hong Kong)                         8,282,000               23,509

Hong Kong & China Gas                            7,199,000                9,963

Hutchison Whampoa                                2,030,000               15,680

Sun Hung Kai Properties                          2,536,000               21,302

Total Hong Kong (Cost $81,067)                                           97,796

INDIA  1.2%

Common Stocks  1.2%

Hindustan Lever                                  7,630,172               29,404

Infosys Technologies                               123,000               12,865

Zee Telefilms                                    5,524,300               16,688

Total India (Cost $62,887)                                               58,957

ISRAEL  0.1%

Common Stocks  0.1%

Check Point Software Technologies (USD) *          265,060                4,503

Total Israel (Cost $5,140)                                                4,503

ITALY  4.9%

Common Stocks  4.9%

Alleanza Assicurazioni                           2,673,950               26,730

Banca Intesa                                     3,132,618               10,548

Banco Popolare di Verona e Novara                  665,700      $        10,280

ENI                                              3,455,038               54,797

Mediaset                                         1,011,221               10,203

Mediolanum                                       1,326,725                9,258

Telecom Italia *                                 7,895,856               20,581

Telecom Italia Mobile                            5,861,182               27,016

Telecom Italia-RNC *                             9,446,911               16,365

UniCredito Italiano                             10,882,398               53,572

Total Italy (Cost $154,883)                                             239,350

JAPAN  19.2%

Common Stocks  19.2%

Canon                                              593,000               28,651

Credit Saison                                      795,700               16,621

Dai Nippon Printing                                863,000               13,308

Daito Trust Construction                           592,900               18,308

Daiwa House Industry                             1,825,000               19,657

Daiwa Securities                                 3,739,000               27,301

Denso                                              733,300               13,886

Fanuc                                              181,200               10,878

Fuji Television Network                              2,324               12,347

Fujisawa Pharmaceutical                            830,300               17,117

Funai Electric                                     137,100               18,241

Honda                                              722,300               28,470

Hoya                                               115,300               10,419

Japan Telecom Holdings                              12,475               37,274

Keyence                                             59,000               12,956

Kirin Brewery                                    1,453,000               11,599

Kyocera                                            150,000                9,018

Marui                                            1,230,900               15,606

Mitsubishi                                       1,776,000               18,404

Mitsubishi Estate                                2,344,000               22,437

Mitsubishi Heavy Industries                      2,774,000                7,608

Mitsui Fudosan                                   4,630,000               43,016

Mitsui Trust Holdings *                          2,671,000               14,191

Nippon Telegraph & Telephone                         3,513               15,665

Nissan Motor                                     1,065,800               11,925

Nomura Securities                                3,550,000      $        60,870

NTT DoCoMo                                          18,122               39,170

Oji Paper                                        2,144,000               11,391

Oki Electric Industry *                          2,057,000                9,098

Orix                                                91,200                7,661

Rohm                                               230,000               30,956

Secom                                            1,275,000               49,791

Sekisui House                                    1,585,000               15,532

Seven-Eleven Japan                               1,231,000               38,906

Shin-Etsu Chemical                                 314,600               11,686

Shiseido                                           233,000                2,442

SMC                                                127,400               15,307

Sony                                               321,300               11,176

Sumitomo                                           873,000                6,049

Sumitomo Metal Industries                       14,286,000               13,234

Sumitomo Mitsui Financial                            6,275               31,515

Suzuki Motor                                     1,236,000               17,848

Takeda Chemical Industries                         208,000                7,348

Teijin                                           3,715,000               10,999

Toyoda Gosei                                       130,200                3,843

Toyota Motor                                       832,300               23,659

UFJ Holdings *                                       7,712               32,918

Uniden                                              43,000                  816

Yamanouchi Pharmaceutical                          870,100               21,810

Yamato Transport                                   931,000               12,353

Total Japan (Cost $858,911)                                             941,281

MEXICO  1.4%

Common Stocks  1.4%

America Movil ADR, Series L (USD)                  803,900               19,133

Femsa UBD Units

  (Represents 1 Series B and
  4 Series D shares)                             3,902,860               13,868

Grupo Financiero BBVA Bancomer, Series B *      22,439,300               19,051

Wal-Mart de Mexico                               6,026,272               16,809

Total Mexico (Cost $54,166)                                              68,861

NETHERLANDS  4.8%

Common Stocks  4.8%

Akzo Nobel                                          66,178      $         2,090

ASML Holding *                                   1,597,070               27,684

ING Groep                                        2,306,390               47,826

Koninklijke Numico *                               970,718               21,876

Philips Electronics                              1,671,651               45,009

Reed Elsevier                                    1,435,330               15,965

Royal Dutch Petroleum                              318,236               14,103

Royal KPN *                                      3,309,900               25,133

Royal KPN, 144A *                                  886,400                6,731

VNU                                                564,779               17,180

Wolters Kluwer                                     823,434               11,559

Total Netherlands (Cost $168,344)                                       235,156

NORWAY  0.3%

Common Stocks  0.3%

Orkla, Series A                                    701,994               14,691

Total Norway (Cost $5,091)                                               14,691

RUSSIA  0.7%

Common Stocks  0.7%

Gazprom ADR (USD)                                  144,600                3,470

Lukoil ADR, 144A (USD)                             147,260               12,002

YUKOS ADR (USD)                                    401,724               18,831

Total Russia (Cost $27,918)                                              34,303

SINGAPORE  1.0%

Common Stocks  1.0%

MobileOne Limited                               12,239,000                9,567

United Overseas Bank                             4,877,592               38,127

Total Singapore (Cost $39,266)                                           47,694

SOUTH KOREA  1.9%

Common Stocks  1.9%

POSCO ADR (USD)                                    401,238      $        11,628

Samsung Electronics                                138,437               54,977

South Korea Telecom                                140,350               24,785

Total South Korea (Cost $45,669)                                         91,390

SPAIN  3.5%

Common Stocks  3.5%

Antena 3 Television *                                6,756                  220

Banco Bilbao Vizcaya Argentaria                  3,221,487               36,917

Banco Santander Central Hispano                  3,358,609               32,171

Endesa                                           1,090,173               17,277

Gas Natural                                        902,170               17,315

Inditex                                          1,066,000               21,994

Repsol                                             553,681                9,643

Telefonica                                       1,878,317               23,335

Telefonica ADR (USD)                               343,701               12,854

Total Spain (Cost $137,118)                                             171,726

SWEDEN  2.7%

Common Stocks  2.7%

Electrolux, Series B                               735,275               15,072

Hennes & Mauritz, Series B                       1,517,020               32,167

LM Ericsson, Series B *                          5,343,491                9,174

NORDEA                                           2,172,677               13,473

Sandvik                                            176,870                5,257

Securitas, Series B                              4,632,936               56,983

Total Sweden (Cost $108,771)                                            132,126

SWITZERLAND  5.8%

Common Stocks  5.8%

Adecco                                           1,224,937               72,120

Credit Suisse Group                                679,940               23,918

Nestle                                             447,795               98,427

Roche Holding (Participation certificates)         292,090      $        24,131

UBS                                              1,070,490               65,627

Total Switzerland (Cost $128,968)                                       284,223

TAIWAN  0.7%

Common Stocks  0.7%

China Trust Finance Holdings                     6,079,370                6,325

MediaTek                                           688,900                7,106

Taiwan Semiconductor Manufacturing               9,740,408               19,234

Total Taiwan (Cost $25,263)                                              32,665

THAILAND  0.5%

Common Stocks  0.5%

Bangkok Bank NVDR *                             10,550,000               22,737

Total Thailand (Cost $13,238)                                            22,737

TURKEY  0.3%

Common Stocks  0.3%

Turkcell Iletisim Hizmet ADR (USD) *               848,065               16,113

Total Turkey (Cost $13,553)                                              16,113

UNITED KINGDOM  23.8%

Common Stocks  23.8%

Abbey National                                   1,004,923                9,591

AstraZeneca                                      1,159,490               54,431

Astro All Asia Networks (MYR) *                  3,619,000                4,495

Autonomy *                                         615,263                2,619

BG Group                                         2,188,276                9,974

BP                                               3,516,964               24,395

Cadbury Schweppes                                2,015,535               12,912

Capita                                           1,163,200                4,878

Carnival                                           231,240                7,981

Celltech *                                       1,626,744               12,663

Centrica                                         5,054,368               15,815

Compass                                         12,141,780               69,961

David S. Smith                                   1,592,560      $         4,430

Diageo                                           2,574,291               30,256

Electrocomponents                                4,050,680               23,907

Friends Provident                                1,828,240                4,256

GKN                                                388,000                1,816

GlaxoSmithKline                                  7,978,975              170,773

Granada                                          1,660,379                3,302

Hays                                             8,405,010               17,390

Hilton Group                                     1,723,470                5,670

HSBC (HKD)                                         940,000               14,158

Kesa Electricals *                               1,711,460                7,082

Kingfisher                                      12,081,840               57,885

Reed Elsevier (Ordinary shares)                  6,018,563               46,749

Rio Tinto                                        2,878,939               69,771

Royal Bank of Scotland                           4,314,414              115,536

Shell Transport & Trading                        8,173,141               51,009

Standard Chartered                                 940,100               15,027

Tesco                                           11,053,212               44,287

Tomkins                                          5,042,614               24,031

Unilever                                         3,884,357               33,103

United Business Media                              819,709                6,450

Vodafone                                        64,225,346              134,792

Woolworths                                       3,956,033                3,086

WPP Group                                        5,200,551               49,524

Total United Kingdom (Cost $1,027,912)                                1,164,005

SHORT-TERM INVESTMENTS  0.5%

Money Market Funds  0.5%

T. Rowe Price Reserve Investment Fund,
1.10% #                                         25,998,648               25,999

Total Short-Term Investments (Cost $25,999)                              25,999

SECURITIES LENDING COLLATERAL  14.3%

Money Market Pooled Account  14.3%

Investment in money market pooled account
managed by JP Morgan Chase Bank, London        700,110,702              700,111

Total Securities Lending Collateral
(Cost $700,111)                                                         700,111

                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands

Total Investments in Securities

111.5% of Net Assets (Cost $4,383,263)                     $          5,453,182

Other Assets Less Liabilities

Including $700,111 obligation to return
securities lending collateral                                          (560,254)

NET ASSETS                                                 $          4,892,928
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $             58,111

Undistributed net realized gain (loss)                               (1,520,318)

Net unrealized gain (loss)                                            1,069,695
Paid-in-capital applicable to 458,821,350 shares of
$0.01 par value capital stock outstanding;
2,000,000,000 shares of the Corporation authorized                    5,285,440

NET ASSETS                                                 $          4,892,928
                                                           --------------------

NET ASSET VALUE PER SHARE

International Stock class
($4,874,403,210/457,078,201 shares outstanding)            $              10.66
                                                           --------------------

Advisor Class
($18,309,040/1,722,816 shares outstanding)                 $              10.63
                                                           --------------------

R Class
($216,036/20,333 shares outstanding)                       $              10.62
                                                           --------------------

#    Seven-day yield

*    Non-income producing

ss. Denominated in currency of the country of incorporation unless otherwise noted

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total of such securities at period-end amounts to $18,733,000 and represents 0.4% of net assets

ADR  American Depository Receipts

HKD  Hong Kong dollar

MYR  Malaysian ringgit

USD  United States dollar

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                           Year
                                                                          Ended
                                                                       10/31/03

Investment Income (Loss)

Income

  Dividend (net of foreign taxes of $14,490)               $            100,181

  Securities lending                                                      5,047

  Interest (net of foreign taxes of $11)                                    876

  Total income                                                          106,104

Expenses

  Investment management                                                  30,300

  Shareholder servicing

    International Stock class                                            10,692

    Advisor Class                                                            17

  Custody and accounting                                                  1,661

  Prospectus and shareholder reports

    International Stock class                                               181

    Advisor Class                                                             4

    R Class                                                                   1

  Registration                                                               86

  Legal and audit                                                            59

  Distribution and service (12b-1)

    Advisor Class                                                            35

    R Class                                                                   1

  Directors                                                                  28

  Miscellaneous                                                              31

    Reductions/repayments pursuant to expense limitation

    Expenses (reimbursed by) repaid to manager                               (1)

    Total expenses                                                       43,095

Net investment income (loss)                                             63,009

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                               $           (256,635)

  Futures                                                                 5,907

  Foreign currency transactions                                          10,256

  Net realized gain (loss)                                             (240,472)

Change in net unrealized gain (loss)

  Securities                                                          1,093,451

  Other assets and liabilities
  denominated in foreign currencies                                      (1,036)

  Change in net unrealized gain (loss)                                1,092,415

Net realized and unrealized gain (loss)                                 851,943

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $            914,952
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                      Year
                                                     Ended
                                                  10/31/03             10/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $        63,009      $        56,449

  Net realized gain (loss)                        (240,472)            (625,324)

  Change in net unrealized gain (loss)           1,092,415             (185,671)

  Increase (decrease) in net assets from
  operations                                       914,952             (754,546)

Distributions to shareholders

  Net investment income

    International Stock class                      (55,417)            (176,885)

    Advisor Class                                     (166)                (202)

    R Class                                             (2)                --

  Net realized gain

    International Stock class                         --                (17,688)

    Advisor Class                                     --                    (20)

  Decrease in net assets from distributions        (55,585)            (194,795)

Capital share transactions *

  Shares sold

    International Stock class                    2,037,801            3,380,310

    Advisor Class                                   35,634               29,467

    R Class                                            662                  100

  Distributions reinvested

    International Stock class                       52,084              182,037

    Advisor Class                                      155                  219

    R Class                                              1                 --

  Shares redeemed

    International Stock class                   (2,845,225)          (4,211,706)

    Advisor Class                                  (30,696)             (24,786)

    R Class                                           (592)                --

    Increase (decrease) in net assets from
    capital share transactions                    (750,176)            (644,359)

Net Assets

Increase (decrease) during period          $       109,191      $    (1,593,700)

Beginning of period                              4,783,737            6,377,437

End of period                              $     4,892,928      $     4,783,737
                                           -------------------------------------
*Share information

  Shares sold

    International Stock class                      222,612              334,337

    Advisor Class                                    3,963                2,835

    R Class                                             64                   12

  Distributions reinvested

    International Stock class                        5,966               16,716

    Advisor Class                                       18                   20

  Shares redeemed

    International Stock class                     (309,356)            (411,478)

    Advisor Class                                   (3,411)              (2,354)

    R Class                                            (56)                --

  Increase (decrease) in shares outstanding        (80,200)             (59,912)


The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        October 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1 - Significant Accounting Policies

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies. The fund has three classes of shares: International Stock class, offered since May 9, 1980, International Stock-Advisor Class (Advisor Class), offered since March 31, 2000, and International Stock-R Class (R Class), offered since September 30, 2002. Advisor Class shares are sold only through brokers and other financial intermediaries, and R Class shares are available to retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution and certain administrative services. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to all classes, and, in all other respects, the same rights and obligations as the other classes.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting
The Advisor Class and R Class each pay distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class's average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Expenses Paid Indirectly
Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Dividends from mutual fund investments are reflected as dividend income; capital gain distributions from mutual fund investments are reflected as realized gain/loss. In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


Note 2 - Investment Transactions

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets
At October 31, 2003, approximately 10% of the fund's net assets were invested in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Futures Contracts
During the year ended October 31, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At October 31, 2003, the value of loaned securities was $664,877,000; aggregate collateral consisted of $700,111,000 in the money market pooled account and U.S. government securities valued at $3,499,000.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $1,103,520,000 and $1,880,732,000, respectively, for the year ended October 31, 2003.

Note 3 - Federal Income Taxes

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended October 31, 2003 totaled $55,585,000 and were characterized as ordinary income for tax purposes. At October 31, 2003, the tax-basis components of net assets were as follows:
--------------------------------------------------------------------------------

Unrealized appreciation                                    $      1,391,519,000

Unrealized depreciation                                            (321,824,000)

Net unrealized appreciation (depreciation)                        1,069,695,000

Undistributed ordinary income                                        68,472,000

Capital loss carryforwards                                       (1,530,679,000)

Paid-in capital                                                   5,285,440,000

Net assets                                                 $      4,892,928,000
                                                           --------------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of October 31, 2003, the fund had $649,972,000 of capital loss carryforwards that expire in 2009, $629,874,000 that expire in 2010, and $250,833,000 that expire in 2011.

At October 31, 2003, the cost of investments for federal income tax purposes was $4,383,263,000.


Note 4 - Foreign Taxes

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

Gains realized upon disposition of Indian securities held by the fund are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on net realized gains, and realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the fund accrues a deferred tax liability for net unrealized gains on Indian securities.


Note 5 - Related Party Transactions

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At October 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $2,806,000.

The Advisor Class and R Class are also subject to a contractual expense limitation through the limitation dates indicated in the table below. During the limitation period, the manager is required to waive its management fee and reimburse a class for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation. Through the repayment date, each class is required to repay the manager for expenses previously reimbursed and management fees waived to the extent the class's net assets have grown or expenses have declined sufficiently to allow repayment without causing the class's expense ratio to exceed its expense limitation.

--------------------------------------------------------------------------------
                                              Advisor Class              R Class

Expense Limitation                                    1.15%                1.40%

Limitation Date                                   10/31/03              2/28/04

Repayment Date                                    10/31/05              2/28/06

At October 31, 2003, expenses previously reimbursed by the manager remain subject to repayment in the amount of $1,000 through February 28, 2006. For the year ended October 31, 2003, the Advisor Class operated below its expense limitation.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the International Stock class, Advisor Class and R Class. Expenses incurred pursuant to these service agreements totaled $6,921,000 for the year ended October 31, 2003, of which $597,000 was payable at period-end.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the year ended October 31, 2003, the fund was charged $157,000 for shareholder servicing costs related to the college savings plans, of which $123,000 was for services provided by Price and $16,000 was payable at period-end. At October 31, 2003, approximately 0.5% of the outstanding shares of the International Stock class were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) and T. Rowe Price Retirement Funds (Retirement Funds) may invest. Neither the Spectrum Funds nor the Retirement Funds invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to separate, special servicing agreements, expenses associated with the operation of the Spectrum and Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum and Retirement Funds, respectively. Expenses allocated under these agreements are reflected as shareholder servicing expenses in the accompanying financial statements. For the year ended October 31, 2003, the fund was allocated $1,154,000 of Spectrum Funds' expenses and $119,000 of Retirement Funds' expenses. Of these amounts, $390,000 related to services provided by Price and $83,000 was payable at period-end. At October 31, 2003, approximately 8.7% of the outstanding shares of the International Stock class were held by the Spectrum Funds and 0.9% were held by the Retirement Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended October 31, 2003, dividend income from the Reserve Funds totaled $569,000.

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price International Funds, Inc. and Shareholders of T. Rowe Price International Stock Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
T. Rowe Price International Stock Fund (one of the portfolios comprising T. Rowe Price International Funds, Inc., hereafter referred to as the "Fund") at October 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Baltimore, Maryland
November 24, 2003

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 10/31/03
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For taxable non-corporate shareholders, $82,060,000 of the fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

The fund will pass through foreign source income of $79,666,000 and foreign taxes paid of $11,719,000.

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)
Year Elected*

Principal Occupation(s) During Past 5 Years and
Directorships of Other Public Companies

Anthony W. Deering
(1/28/45)
1991

Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.
(1/27/43)
1988

Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

David K. Fagin
(4/9/38)
2001

Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.

F. Pierce Linaweaver
(8/22/34)
2001

President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

John G. Schreiber
(10/21/46)
2001

Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company

Hubert D. Vos
(8/2/33)
2001

Owner/President, Stonington Capital Corp., a private investment company

Paul M. Wythes
(6/23/33)
1996

Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.

*Each independent director oversees 106 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

James S. Riepe
(6/25/43)
2002
[106]

Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, International Funds

M. David Testa
(4/22/44)
1979
[106]

Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director and Vice President, T. Rowe Price Trust Company; Vice President, International Funds

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Christopher D. Alderson (3/29/62)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Mark C.J. Bickford-Smith (4/30/62)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

Stephen V. Booth (6/21/61)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Brian J. Brennan, CFA (7/14/64)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Joseph A. Carrier (12/30/60)
Treasurer, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Michael J. Conelius, CFA (6/16/64)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Ann B. Cranmer (3/23/47)
Assistant Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.; Vice President and Secretary, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited

Julio A. Delgado, CFA (5/13/65)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

Frances Dydasco (5/8/66)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

Mark J.T. Edwards (10/27/57)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

Roger L. Fiery III, CPA (2/10/59)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

John R. Ford, CFA (11/25/57)
President, International Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Chief Investment Officer, Director, and Vice President, T. Rowe Price International, Inc.

Gregory S. Golczewski (1/15/66)
Vice President, International Funds

Vice President, T. Rowe Price and T. Rowe Price Trust Company

M. Campbell Gunn (3/9/56)
Vice President, International Funds

Vice President, T. Rowe Price Global Investment Services Limited, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Henry H. Hopkins (12/23/42)
Vice President, International Funds

Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

Ian D. Kelson (8/16/56)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.; formerly Head of Fixed Income, Morgan Grenfell/Deutsche Asset Management (to 2000)

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Patricia B. Lippert (1/12/53)
Secretary, International Funds

Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

Raymond A. Mills, Ph.D., CFA (12/3/60)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

George A. Murnaghan (5/1/56)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company

Gonzalo Pangaro, CFA (11/27/68)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

D. James Prey III (11/26/59)
Vice President, International Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Robert A. Revel-Chion (3/9/65)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

Christopher J. Rothery (5/26/63)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

James B.M. Seddon (6/17/64)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

Robert W. Smith (4/11/61)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Benedict R.F. Thomas, CFA (8/27/64)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

Justin Thomson (1/14/68)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.; formerly Portfolio Manager, G.T. Capital/Invesco (to 1998)

Julie L. Waples (6/12/70)
Vice President, International Funds

Vice President, T. Rowe Price

David J.L. Warren (4/14/57)
Executive Vice President, International Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Chief Executive Officer, Director, and President, T. Rowe Price International, Inc.; Director,
T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited

William F. Wendler II, CFA (3/14/62)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Richard T. Whitney, CFA (5/7/58)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

Edward A. Wiese, CFA (4/12/59)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; Chief Investment Officer, Director, and Vice President, T. Rowe Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     December 19, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     December 19, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     December 19, 2003